                                SELIGMAN
                             -----------
                              HIGH-YIELD
                             BOND SERIES




                                                     MID-YEAR REPORT
                                                      JUNE 30, 1998

                                                   SEEKING TO MAXIMIZE
                                                    CURRENT INCOME BY
                                                     INVESTING IN A
                                                DIVERSIFIED PORTFOLIO OF
                                                     HIGH-YIELDING
                                                    CORPORATE BONDS

                                                         [LOGO]
                                                 J. & W. SELIGMAN & CO.
                                                      INCORPORATED
                                                    ESTABLISHED 1864

SELIGMAN -- TIMES CHANGE...VALUES ENDURE

J. & W. SELIGMAN & CO. INCORPORATED IS A FIRM WITH A LONG TRADITION OF INVESTMENT EXPERTISE, OFFERING A BROAD ARRAY OF INVESTMENT CHOICES TO HELP TODAY'S INVESTORS SEEK THEIR LONG-TERM FINANCIAL GOALS.

[GRAPHIC]

JAMES, JESSE, AND JOSEPH SELIGMAN, 1870

TIMES CHANGE...

Established in 1864, Seligman's history of providing financial services has been marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 134 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions for these changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest, diversified, publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance investment companies could have in building wealth for individual investors and began managing its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including funds that focus on technology stocks, municipal bonds, and international securities.

 ...VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.

TABLE OF CONTENTS

To the Shareholders ..................................    1
Interview With Your Portfolio Manager ................    2
Performance Overview .................................    4
Portfolio Overview ...................................    6
Portfolio of Investments .............................    8
Statement of Assets and Liabilities ..................   13
Statement of Operations ..............................   14
Statements of Changes in Net Assets ..................   15
Notes to Financial Statements ........................   16
Financial Highlights .................................   19
Report of Independent Auditors .......................   21
Trustees .............................................   22
Executive Officers and For More Information ..........   23
Glossary of Financial Terms ..........................   24

TO THE SHAREHOLDERS

Seligman High-Yield Bond Series posted strong results in the first half of the year, with a total return of 5.65% based on the net asset value of Class A shares. The Fund's return outpaced the Lipper High Current Yield average's total return of 4.42%, and the 4.51% total return of the Merrill Lynch High Yield Master Index.

Overall, the economic environment was positive for high-yield investors in the first six months of the year. The US economy continued its pace of strong growth, helped by low inflation, steady wage increases, strong consumer spending, a tight labor market, and healthy consumer confidence. However, some economic indicators toward the end of the second quarter suggested the start of a deceleration in the pace of economic growth. While the strong economy provided a solid environment for profit growth among many companies, the expectation of slower growth heightened investor interest in the high-yield sector.

Further, the potential for slower growth, coupled with concern about the Asian financial crisis, convinced the Federal Reserve Board to leave short-term interest rates unchanged in the first half of the year. Low interest rates enabled high-yield issuers to reduce their borrowing costs, leading to lower interest rate expenses and improved credit quality. Additionally, the strong economy and stock market enabled high-yield issuers to gain greater access to the market for initial public offerings. This allowed issuers to raise proceeds in order to deleverage their balance sheets and improve their credit. Finally, increasing consolidations within certain industries benefited the Fund through bond redemptions at premiums, and improved credit ratings.

Looking ahead, the Asian financial crisis only modestly affected the US economy in the first half of 1998, and we believe its full impact is yet to come. The current benign business environment could become less stable. But, the Asian crisis has tempered inflationary forces, and as a result, interest rates should remain low. Therefore, we believe the high-yield asset class will remain attractive to investors because it offers good relative value in this economic environment.

As you may know, companies are modifying their computer systems to recognize dates of January 1, 2000, and beyond. This is often referred to as the "Y2K" problem. Unless systems are updated, many applications may interpret the last two digits of the year to mean 1900 instead of 2000. J. & W. Seligman & Co. Incorporated, the Seligman Investment Companies, and Seligman Data Corp., your shareholder service agent, have jointly established a team to ensure that your investment and shareholder services are not disrupted. This team is supported by consulting firms specializing in Y2K solutions. Substantial work has been performed to date, and we are confident that there will be no disruption in the services provided by your Fund.

Thank you for your continued interest in Seligman High-Yield Bond Series. We look forward to serving your investment needs in the many years to come. The Fund's portfolio of investments and financial statements follow this letter.

Information on the Fund's investment results appears on page 4.

By order of the Trustees,

/s/William C.  Morris
---------------------
William C.  Morris
Chairman

                                /s/Brian T.  Zino
                                -----------------
                                Brian T.  Zino
                                President

July 31, 1998

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
DANIEL J. CHARLESTON

Q. HOW DID SELIGMAN HIGH-YIELD BOND SERIES PERFORM IN THE FIRST SIX MONTHS OF 1998?

A. Seligman High-Yield Bond Series posted strong results in the first half of the year, with a total return of 5.65% based on the net asset value of Class A shares. The Fund's return outpaced the Lipper High Current Yield average's total return of 4.42%, and the 4.51% total return of the Merrill Lynch High Yield Master Index.

Q.  WHAT WAS YOUR INVESTMENT STRATEGY?

A. We have a consistent strategy of investing in non-cyclical domestic issuers with predictable cash flows. Our disciplined credit-selection process enables us to avoid emerging-market, distressed, and defaulted issuers. We look for bonds with good call protection, improving credit quality, and high relative value. Historically, this type of strategy has produced strong returns with low volatility.

Q.  WERE ANY MAJOR CHANGES MADE TO THE PORTFOLIO SINCE THE END OF 1997?

A. No material shifts were made to the Fund's composition. The portfolio remains concentrated in fairly defensive sectors such as telecommunications, cable, paging, gaming, and media. In addition, the portfolio's holdings in radio, publishing, and tower company bonds showed consistently strong performance.

Q.  WHAT IS THE TOWERS BUSINESS?

A. Growing domestic demand for cellular telephones, pagers, and PCS (Personal Communications Services) has necessitated the construction of wireless communications towers throughout the country. Fears of health problems caused by concentrated radio waves, as well as the unsightly nature of these towers, has limited the availability of tower sites. But coming demand for next-generation cellular and two-way paging build-outs will require thousands of sites. Limited supply and growing demand signal favorable conditions for tower owners. Two of the Fund's holdings, Pinnacle Holdings and Crown Castle International, are already established tower builders, and have performed well as a result. We do not anticipate increasing our position in this sector, as we identified this industry's potential early, and we believe we have already realized much of the profit potential of this area.

Q.  HOW DID THE AT&T/TCI MERGER ANNOUNCEMENT AFFECT THE PORTFOLIO?

A. The announced acquisition of Tele-Communications Inc. (TCI) by AT&T is a good example of the synergy of cable technology platforms with telephony and data applications. Cable companies have existing advanced infrastructure systems that are capable of delivering services such as high-speed Internet access and telephony. These businesses are poised for growth as demand from corporations and consumers increases. As a result of the announcement, the prices of the cable bonds in the portfolio rose, and the yields declined. We may decrease our cable holdings somewhat, but cable will remain a core industry in the portfolio.

[PHOTO]

SELIGMAN HIGH-YIELD TEAM: (FROM LEFT) TIMOTHY FINN, BRIAN HESSEL, JEANNE CRUZ, (SEATED) DANIEL J. CHARLESTON (PORTFOLIO MANAGER)

A TEAM APPROACH
Seligman High-Yield Bond Series is managed by the Seligman High-Yield Team, headed by Daniel J. Charleston. He is assisted by seasoned research professionals who are responsible for evaluating companies in specific industry groups. Mr. Charleston draws on his team to select companies whose bonds have the potential for high yields at acceptable levels of investment risk consistent with the Fund's objective.

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
DANIEL J. CHARLESTON

Q.  HOW DID THE VARIOUS JURISDICTIONS IN THE GAMING INDUSTRY PERFORM?

A. In Las Vegas, Aztar, Coast Hotels & Casinos, and Ameristar Casinos all performed well in the first six months, although Coast Hotels & Casinos was somewhat negatively impacted by the expansion of a nearby competitor. Ameristar's new Reserve Casino in Henderson, Nevada, has been impacted by a slower-than-expected start-up. While we profited from our positions in Las Vegas, we believe the city's gaming industry may be overbuilt, so we will diligently monitor our holdings in the area.

    In Atlantic City, Aztar, which operates the TropWorld Casino, had a good first six months. However, due to local restrictions on access, Trump Casinos experienced some challenges. Overall, we believe Atlantic City will offer some strong investment opportunities in the future. There were also some strong performances in the newer gaming jurisdictions. Casino America and Casino Magic of Louisiana were among the best performers in the Fund's portfolio in the first half.

Q. HOW HAVE INCREASING MERGERS AND ACQUISITIONS IN SOME INDUSTRIES IMPACTED THE FUND'S HOLDINGS?

A. Recent mergers and acquisitions activity has benefited the Fund because when a high-yield bond holding is acquired by another company, its bonds are tendered at significant premiums to the market. Also, consolidations offer attractive investment opportunities for high-yield investors, because these typically result in improved credit characteristics for the new entity. The performances of many of our positions in a variety of industries improved because of consolidations in the first half.

    More specifically, we have taken advantage of the trend toward economies of scale in the publishing industry. Decreasing newspaper circulation, rising ad prices, and increasing paper costs should fuel the ongoing consolidation of regional newspapers, as companies combine to maintain and increase profitability. The Fund benefited from the acquisitions of such publishing holdings as Petersen Publishing, Regional Independent Media, Liberty Group Publishing, and American Lawyer Media Holdings.

    Other consolidations that benefited the Fund included Ryder Truck and SFX Broadcasting, both of which were sold to strategic buyers; PriCellular Wireless, which was sold to a financial buyer; and Showboat, which was acquired by Harrah's Entertainment.

Q.  WHAT IS HAPPENING IN HEALTH CARE?

A. The Fund benefited from the strategy began last year to increase investment in medical products companies. These companies are attractive for several reasons: their products have recurring revenue; the market is growing due to the medical advances and the aging of the US population; and the release of new patented products is exerting a growing influence on the share prices of parent companies. Some strong performers in the first half were Everest Healthcare, Alaris Medical, Alliance Imaging, Dade International, and Sun Healthcare Group.

Q.  WHAT IS THE OUTLOOK FOR THE HIGH-YIELD MARKET?

A. We believe the high-yield asset class will remain attractive to investors because it offers good relative value in the current low-interest-rate environment. Low interest rates have enabled high-yield issuers to reduce their borrowing costs, leading to lower interest expense and improved credit quality. In addition, the Asian crisis has tempered inflationary forces, and interest rates should remain low. Further, the strong US equity market has given high-yield issuers greater access to the market for initial public offerings, allowing issuers to raise proceeds to de-leverage their balance sheets and improve their credit. Meanwhile, demand for high-yield bonds should continue to accelerate, fueled by mutual funds and new allocations from pension funds. Additionally, supplies of high-yield new issues have been kept in check by a disciplined buy-side investment community. Finally, increasing consolidations within certain industries also benefit the market. These positive fundamentals should continue to make high-yield bonds an attractive investment, and benefit Seligman High-Yield Bond Series.

PERFORMANCE OVERVIEW

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 1998

                                                                     AVERAGE ANNUAL
                                                    -------------------------------------------------
                                                                                 CLASS B     CLASS D
                                                                                  SINCE       SINCE
                                            SIX      ONE      FIVE      10      INCEPTION   INCEPTION
                                           MONTHS*   YEAR     YEARS    YEARS     4/22/96     9/21/93
                                           -------  -------   ------   ------   ---------   ---------
CLASS A**
With Sales Charge                           0.59      9.14%   11.41%   11.63%       n/a         n/a
Without Sales Charge                        5.65     14.52    12.51    12.17        n/a         n/a

CLASS B**
With CDSL+                                  0.27      8.69      n/a      n/a      11.56%        n/a
Without CDSL                                5.27     13.69      n/a      n/a      12.76         n/a

CLASS D**
With 1% CDSL                                4.41     12.84      n/a      n/a        n/a         n/a
Without CDSL                                5.41     13.84      n/a      n/a        n/a       11.74%

LIPPER HIGH CURRENT YIELD***                4.42     11.45     9.90    10.23      12.43++     10.12+++

MERRILL LYNCH HIGH YIELD MASTER INDEX***    4.51     11.40    10.49    11.70      13.04++     10.48+++


NET ASSET VALUE

                  JUNE 30, 1998     DECEMBER 31, 1997      JUNE 30, 1997
                  -------------     -----------------      -------------
CLASS A               $7.61               $7.55                $7.29
CLASS B                7.61                7.55                 7.29
CLASS D                7.62                7.55                 7.29

RATINGS#
JUNE 30, 1998

                           MOODY'S    S&P
                           -------   -----
Ba/BB                        4.4%     6.2%
B/B                         81.7     78.6
Caa/CCC                      9.5     10.9
Non-rated                    4.4      4.3

WEIGHTED AVERAGE
MATURITY  8.38 years

DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                    DIVIDENDSo        YIELDoo                     CAPITAL GAIN
                    ---------         -----                       ------------
CLASS A             $0.3394           8.71%            PAID          $0.021ooo
CLASS B              0.3117           8.37             REALIZED       0.037
CLASS D              0.3117           8.37             UNREALIZED     0.220ss.

   The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

----------

  * Returns for periods of less than one year are not annualized.
 ** Return figures reflect any change in price per share and assume the investment of dividend and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales load ("CDSL"), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class D shares are calculated with and without the effect of the 1% CDSL, charged on redemptions made within one year of the date of purchase.
*** The Lipper High Current Yield and the Merrill Lynch High Yield Master Index are unmanaged benchmarks that assume investment of dividends and exclude the effect of fees or sales charges. The monthly performance of the Lipper High Current Yield is used in the Performance Overview. Investors cannot invest directly in an average or an index.
  + The CDSL is 5% for periods of one year or less, and 3% since inception.
 ++ From April 30, 1996.
+++ From September 30, 1993.
  o Represents per share amount paid or declared during the six months ended June 30, 1998.
 oo Current yield, representing the annualized yield for the 30-day period ended
    June 30, 1998, has been computed in accordance with SEC regulations and will vary.
ooo Represents realized gains from 1997, which were paid on June 17, 1998.
  # Percentages based on current market values of long-term holdings.
ss. Represents the per share amount of net unrealized appreciation of portfolio securities as of June 30, 1998.

PERFORMANCE OVERVIEW

          GROWTH OF AN
       ASSUMED $10,000
         INVESTMENT IN
        CLASS A SHARES

     JUNE 30, 1988, TO
         JUNE 30, 1998

[The following table represents a chart in the printed report]

6/30/88     9,524* Initial Amount Invested
9/30/88     9,658
12/31/88    9,891
3/31/89    10,079
6/30/89    10,466
9/30/89    10,471
12/31/89   10,271
3/31/90     9,889
6/30/90    10,228
9/30/90     9,791
12/31/90    9,524
3/31/91    10,687
6/30/91    11,274
9/30/91    11,997
12/31/91   12,447
3/31/92    13,586
6/30/92    13,980
9/30/92    14,746
12/31/92   14,946
3/31/93    15,992
6/30/93    16,666
9/30/93    16,690
12/31/93   17,814
3/31/94    17,707
6/30/94    17,690
9/30/94    17,770
12/31/94   17,953
3/31/95    18,887
6/30/95    20,056
9/30/95    20,983
12/31/95   21,672
3/31/96    22,540
6/30/96    23,041
9/30/96    24,049
12/31/96   24,885
3/31/97    24,695
6/30/97    26,230
9/30/97    27,838
12/31/97   28,433
3/31/98    29,718
6/30/98    30,040 Total Value at June 30, 1998

            GROWTH OF AN
         ASSUMED $10,000
           INVESTMENT IN
          CLASS B SHARES

     APRIL 22, 1996,+ TO
           JUNE 30, 1998

[The following table represents a chart in the printed report]

4/22/96     10,000 Initial Amount Invested
5/31/96     10,153
6/30/96     10,127
7/31/96     10,117
8/31/96     10,254
9/30/96     10,565
10/31/96    10,539
11/30/96    10,725
12/31/96    10,911
1/31/97     10,999
2/28/97     11,224
3/31/97     10,792
4/30/97     10,936
5/31/97     11,236
6/30/97     11,440
7/31/97     11,742
8/31/97     11,795
9/30/97     12,119
10/31/97    12,078
11/30/97    12,207
12/31/97    12,356
1/31/98     12,662
2/28/98     12,727
3/31/98     12,891
4/30/98     12,935
5/31/98     12,949
6/30/98     13,007** Total Value at June 30, 1998


                GROWTH OF AN
             ASSUMED $10,000
               INVESTMENT IN
              CLASS D SHARES

     SEPTEMBER 21, 1993,+ TO
               JUNE 30, 1998

[The following table represents a chart in the printed report]

9/21/93     10,000 Initial Amount Invested
9/30/93     10,030
12/31/93    10,453
3/31/94     10,381
6/30/94     10,342
9/30/94     10,360
12/31/94    10,422
3/31/95     10,937
6/30/95     11,588
9/30/95     12,100
12/31/95    12,472
3/31/96     12,965
6/30/96     13,209
9/30/96     13,780
12/31/96    14,232
3/31/97     14,078
6/30/97     14,923
9/30/97     15,808
12/31/97    16,116
3/31/98     16,814
6/30/98     16,987 Total Value at June 30, 1998


These charts reflect the growth of a $10,000 investment for a 10-year period for Class A shares and since inception for Class B and Class D shares, assuming that all distributions within the periods are invested in additional shares. Since the measured periods vary, the charts are plotted using different scales and are not comparable.

----------
 * Net of the 4.75% maximum initial sales charge.
** Excludes the effect of the 3% CDSL.
   Inception date.

PORTFOLIO OVERVIEW

DIVERSIFICATION OF NET ASSETS
JUNE 30, 1998

                                                                                      PERCENT OF NET ASSETS
                                                                                     -----------------------
                                                                                     JUNE 30,   DECEMBER 31,
                                          ISSUES       COST              VALUE         1998         1997
                                          ------   --------------   --------------   --------   ------------
CORPORATE BONDS, CONVERTIBLE ISSUES,
   AND PREFERRED STOCKS:
   Advertising ........................        1   $   10,461,125   $   10,975,000       0.4         0.6
   Agriculture ........................       --               --               --        --         0.4
   Automotive and Related .............        1       13,890,044       13,982,687       0.6          --
   Broadcasting .......................        9       79,374,804       90,812,940       3.6         5.3
   Cable Systems and Satellite Video ..       11      223,898,732      239,845,183       9.3        13.1
   Cellular ...........................        4       65,305,036       68,103,375       2.7         2.7
   Chemicals ..........................        3       25,910,375       26,411,225       1.0         1.0
   Computer and Related Services ......        4       76,173,715       77,425,000       3.0         4.1
   Consumer Products ..................       14      168,310,045      171,611,125       6.7         3.8
   Containers .........................        1       19,531,944       19,875,000       0.8         1.1
   Energy .............................        4       27,832,443       27,437,000       1.1         0.6
   Equipment ..........................        2       32,700,056       33,472,750       1.3         1.1
   Financial Services .................        4       57,519,707       59,530,000       2.3         2.3
   Food ...............................        6       99,713,809      101,008,449       4.0         3.8
   Gaming/Hotel .......................       10      199,087,836      209,647,500       8.2        11.1
   Health Care/Medical Products .......        9      137,163,286      139,149,812       5.4         4.9
   Industrial/Manufacturing ...........        8       91,190,998       92,460,462       3.6         1.8
   Leisure ............................        5       60,836,601       62,565,000       2.4         2.3
   Metals .............................        2       36,212,125       34,196,250       1.3         1.7
   Paging .............................        4      116,320,756      120,733,750       4.7         5.1
   Paper and Packaging ................        2       20,834,949       21,516,600       0.8         1.1
   Printing and Publishing ............       12      139,865,802      139,742,660       5.4         2.3
   Record Storage .....................        1        8,250,625        8,418,750       0.3         0.5
   Retailing ..........................        6       70,964,518       72,406,850       2.8         1.4
   Supermarkets .......................        3       49,592,811       52,028,062       2.0         2.0
   Technology .........................        6      103,904,625       98,796,250       3.9         3.4
   Telecommunications .................       28      386,440,735      401,134,591      15.6        14.2
   Textiles ...........................        1       10,272,538       10,378,125       0.4          --
   Theaters ...........................        2       30,829,000       31,025,000       1.2         1.2
   Transportation .....................        1       18,144,925       18,637,500       0.7         0.7
   Utilities ..........................        1       10,634,600       12,027,670       0.5         0.6
                                          ------   --------------   --------------     -----       -----
                                             165    2,391,168,565    2,465,354,566      96.0        94.2
SHORT-TERM HOLDINGS AND
   OTHER ASSETS LESS LIABILITIES ......        1      102,532,771      102,532,771       4.0         5.8
                                          ------   --------------   --------------     -----       -----
NET ASSETS ............................      166   $2,493,701,336   $2,567,887,337     100.0       100.0
                                          ======   ==============   ==============     =====       =====


LARGEST INDUSTRIES
JUNE 30, 1998


[The following table represents a table in the printed report.]

                                   Percent of
                                   Net Assets            Net Assets
                                   ----------           ------------
TELECOMMUNICATIONS                    15.6%             $401,134,591
CABLE SYSTEMS AND SATELLITE VIDEO      9.3%              239,845,183
GAMING/HOTEL                           8.2%              209,647,500
CONSUMER PRODUCTS                      6.7%              171,611,125
PRINTING AND PUBLISHING                5.6%              139,742,660

PORTFOLIO OVERVIEW

LARGEST PORTFOLIO CHANGES
DURING PAST SIX MONTHS

                                  PRINCIPAL AMOUNT OR SHARES
                                 -----------------------------
                                                    HOLDINGS
ADDITIONS                         INCREASE          6/30/98
---------                        -----------       -----------
CORPORATE BONDS:
Everest Healthcare Services
   9 3/4%, 5/1/2008              $18,000,000       $18,000,000
Facilicom International
   10 1/2%, 1/15/2008             25,000,000        25,000,000
Global Health Sciences
   11%, 5/1/2008                  25,500,000        25,500,000
NBC Acquisition
   0% (10 3/4%), 2/15/2009        30,000,000        30,000,000
Packaged Ice
   9 3/4%, 2/1/2005               17,500,000        17,500,000
Pinnacle Holdings
   0% (10%), 3/15/2008            47,500,000        47,500,000
PSINet 10%, 2/15/2005             21,250,000        21,250,000

PREFERRED STOCKS:
Liberty Group
   Publishing 14 3/4%                726,277 shs.      726,277 shs.
NEBCO EVANS HOLDING
   11 1/4%                           220,706           220,706
Nextel Communications
   11 1/8%                            20,508            20,508

                                  PRINCIPAL AMOUNT OR SHARES
                                 -----------------------------
                                                     HOLDINGS
REDUCTIONS                       DECREASE            6/30/98
----------                       -----------       -----------
CORPORATE BONDS:
Comcast 10 5/8%,
   7/15/2012                     $ 7,500,000                --
IXC Communications
   12 1/2%, 10/1/2005             25,000,000                --
Petersen Publishing
   11 1/8%, 11/15/2006            10,000,000                --
Plastic Containers
   10%, 12/15/2006                10,000,000                --
Plitt Theaters
   10 7/8%, 6/15/2004             10,000,000                --
PriCellular Wireless
   10 3/4%, 11/1/2004             16,000,000                --
Showboat 13%, 8/1/2009             8,500,000                --

COVERTIBLE BONDS:
EMC 3 1/4%, 3/15/2002              6,250,000                --
Xilinx 5 1/4%, 11/1/2002          12,500,000                --

PREFERRED STOCKS:
Chancellor Media 12%                 105,881 shs.           --

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities.

LARGEST PORTFOLIO HOLDINGS
JUNE 30, 1998

SECURITY                                    VALUE
--------                                 -----------
Paging Network
   10%,  10/15/2008                      $52,000,000
Intermedia Capital Partners IV
   11 1/4%,  8/1/2006                     39,900,000
Casino America
   12 1/2%,  8/1/2003                     39,725,000
Trump Atlantic City Funding
   11 1/4%,  5/1/2006                     39,000,000
NEXTLINK Communications
   12 1/2%,  4/15/2006                    34,200,000

SECURITY                                    VALUE
--------                                 -----------
EchoStar DBS
12 1/2%, 7/1/2002                        $33,525,000
Pinnacle Holdings
   0% (10%), 3/15/2008                    31,350,000
TCI Satellite Entertainment
   10 7/8%,  2/15/2007                    30,750,000
Price Communications Wireless
   11 3/4%,  7/15/2007                    30,387,500
Advanced Micro Devices
   11%,  8/1/2003                         26,437,500

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998

                                   PRINCIPAL
                                    AMOUNT            VALUE
                                  ------------     ------------
CORPORATE BONDS  88.8%
ADVERTISING  0.4%
Adams Outdoor Advertising
   10 3/4%, due 3/15/2006         $ 10,000,000     $ 10,975,000
                                                   ------------
AUTOMOTIVE AND
RELATED  0.6%
Diamond Triumph Automotive
   9 1/4%, due 4/1/2008*            13,675,000       13,982,687
                                                   ------------
BROADCASTING  2.0%
Capstar Broadcasting Partners
   0% (123/4%+), due 2/1/2009       20,000,000       15,350,000
Cumulus Media
   10 3/8%, due 7/1/2008             6,060,000        6,181,200
Paxson Communications
   11 5/8%, due 10/1/2002           15,000,000       16,162,500
SFX Broadcasting
   10 3/4%, due 5/15/2006           11,510,000       12,776,100
                                                   ------------
                                                     50,469,800
                                                   ------------
CABLE SYSTEMS AND
SATELLITE VIDEO  8.7%
Charter Communications
   Southeast Holdings
   11 1/4%, due 3/15/2006           21,000,000       23,257,500
Charter Communications
   Southeast Holdings
   0% (14%+), due 3/15/2007         25,000,000       20,687,500
CSC Holdings
   10 1/2%, due 5/15/2016           15,000,000       17,587,500
Digital Television Services
   12 1/2%, due 8/1/2007            15,250,000       17,461,250
EchoStar DBS
   12 1/2%, due 7/1/2002            30,000,000       33,525,000
Intermedia Capital Partners IV
   11 1/4%, due 8/1/2006*           35,000,000       39,900,000
Northland Cable Television
   10 1/4%, due 11/15/2007          15,000,000       16,087,500
Rogers Cablesystems
   11%, due 12/1/2015               21,500,000       24,993,750
TCI Satellite Entertainment
   10 7/8%, due 2/15/2007           30,750,000       30,750,000
                                                   ------------
                                                    224,250,000
                                                   ------------
CELLULAR  2.1%
American Cellular
   10 1/2%, due 5/15/2008*          12,500,000       12,531,250
Centennial Cellular
   10 1/8%, due 5/15/2005            9,500,000       10,687,500
Price Communications Wireless
   11 3/4%, due 7/15/2007           27,500,000       30,387,500
                                                   ------------
                                                     53,606,250
                                                   ------------
CHEMICALS  1.0%
Koppers Industries
   9 7/8%, due 12/1/2007             4,075,000        4,197,250
Marsulex 95/8%, due 7/1/2008*        2,540,000        2,593,975
Texas Petrochemicals
   11 1/8%, due 7/1/2006            18,000,000       19,620,000
                                                   ------------
                                                     26,411,225
                                                   ------------
COMPUTER AND RELATED
SERVICES  3.0%
DecisionOne
   9 3/4%, due 8/1/2007             20,000,000       19,400,000
DecisionOne Holdings
   0% (111/2%+), due 8/1/2008       20,000,000       12,200,000
Unisys 12%, due 4/15/2003           20,000,000       22,650,000
Unisys 11 3/4%, due 10/15/2004      20,000,000       23,175,000
                                                   ------------
                                                     77,425,000
                                                   ------------
CONSUMER PRODUCTS  6.7%
AKI 101/2%, due 7/1/2008*            3,630,000        3,666,300
AKI Holding
   0% (131/2%+), due 7/1/2009*       3,990,000        2,114,700
American Pad & Paper
   13%, due 11/15/2005               7,500,000        7,612,500
Amscan Holdings
   9 7/8%, due 12/15/2007           15,000,000       15,225,000
Anchor Advanced Products
   11 3/4%, due 4/1/2004            19,000,000       20,995,000
Carson 10 3/8%, due 11/1/2007       12,500,000       12,906,250
Diamond Brands Operating
   10 1/8, due 4/15/2008*           15,000,000       15,112,500
Diamond Brands
   0% (12 7/8%+), due 4/15/2009*    14,575,000        7,870,500
French Fragrances
   10 3/8%, due 5/15/2007           14,885,000       16,001,375
Global Health Sciences
   11%, due 5/1/2008*               25,500,000       25,308,750
Iron Age 9 7/8%, due 5/1/2008*      13,000,000       12,935,000
Iron Age Holdings
   0% (12 1/8%+), due 5/1/2009*      6,550,000        3,700,750
Moll Industries
   10 1/2%, due 7/1/2008*           10,500,000       10,762,500
Ryder TRS
   10%, due 12/1/2006               15,000,000       17,400,000
                                                   ------------
                                                    171,611,125
                                                   ------------
----------
See footnotes on page 12.
                                       8

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998

                                   PRINCIPAL
                                     AMOUNT           VALUE
                                  ------------     -----------
CONTAINERS  0.8%
U.S. Can 10 1/8%,
   due 10/15/2006                 $ 18,750,000     $ 19,875,000
                                                    -----------
ENERGY  1.1%
Abraxas Petroleum
   11 1/2%, due 11/1/2004           12,500,000       12,968,750
Gothic Production
   11 1/8%, due 5/1/2005*            2,910,000        2,800,875
Universal Compression
   0% (9 7/8%+), due 2/15/2008*      7,200,000        4,572,000
Universal Compression
   Holdings 0% (11 3/8%+),
   due 2/15/2009*                   11,925,000        7,095,375
                                                    -----------
                                                     27,437,000
                                                    -----------
EQUIPMENT  1.3%
Neff 10 1/4%, due 6/1/2008*          7,275,000        7,347,750
Williams Scotman
   9 7/8%, due 6/1/2007             25,000,000       26,125,000
                                                    -----------
                                                     33,472,750
                                                    -----------
FINANCIAL SERVICES  2.3%
AMRESCO
   10%, due 3/15/2004               17,500,000       18,068,750
Dollar Financial Group
   10 7/8%, due 11/15/2006          11,000,000       11,880,000
Ocwen Capital Trust I
   10 7/8%, due 8/1/2027            15,000,000       16,425,000
Veritas Capital Trust
   10%, due 1/1/2028                12,500,000       13,156,250
                                                    -----------
                                                     59,530,000
                                                    -----------
FOOD  3.1%
AFC Enterprises
   10 1/4%, due 5/15/2007           15,000,000       15,975,000
AmeriKing
   10 3/4%, due 12/1/2006           13,500,000       14,512,500
AmeriServe Food Distributors
   10 1/8%, due 7/15/2007           25,000,000       25,875,000
Gorges/Quik-To-Fix Foods
   11 1/2%, due 12/1/2006            4,250,000        4,228,750
Packaged Ice
   9 3/4%, due 2/1/2005*            17,500,000       17,850,000
                                                    -----------
                                                     78,441,250
                                                    -----------
GAMING/HOTEL  8.2%
Alliance Gaming
   10%, due 8/1/2007*               10,000,000       10,025,000
Ameristar Casinos
   10 1/2%, due 8/1/2004            18,000,000       18,810,000
Aztar 13 3/4%, due 10/1/2004         7,500,000        8,550,000
Casino America
   12 1/2%, due 8/1/2003            35,000,000       39,725,000
Casino Magic of Louisiana
   13%, due 8/15/2003               12,500,000       14,437,500
Coast Hotels & Casinos
   13%, due 12/15/2002              22,000,000       25,300,000
Fitzgeralds Gaming
   12 1/4%, due 12/15/2004          12,500,000       12,312,500
Showboat Marina Casino
   Partnership
   13 1/2%, due 3/15/2003           15,000,000       17,475,000
Trump Atlantic City Funding
   11 1/4%, due 5/1/2006            40,000,000       39,000,000
Trump Hotels & Casino
   Resorts Funding
   15 1/2%, due 6/15/2005           21,250,000       24,012,500
                                                    -----------
                                                    209,647,500
                                                    -----------
HEALTH CARE/MEDICAL
PRODUCTS  5.0%
Alaris Medical
   9 3/4%, due 12/1/2006            18,750,000       19,312,500
Alliance Imaging
   9 5/8%, due 12/15/2005           12,000,000       12,180,000
Dade International
   11 1/8%, due 5/1/2006            20,500,000       22,960,000
Everest Healthcare Services
   9 3/4%, due 5/1/2008*            18,000,000       18,495,000
GRAPHIC CONTROLS
12%, due 9/15/2005                  14,000,000       15,610,000
Paracelsus Healthcare
   10%, due 8/15/2006               20,000,000       19,950,000
Pediatric Services of America
   10%, due 4/15/2008                8,500,000        8,457,500
Sun Healthcare Group
   9 1/2%, due 7/1/2007             11,500,000       11,730,000
                                                    -----------
                                                    128,695,000
                                                    -----------

----------
See footnotes on page 12.

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998

                                   PRINCIPAL
                                     AMOUNT           VALUE
                                  ------------     -----------
INDUSTRIAL/
MANUFACTURING  3.3%
Airxcel 11%, due 11/15/2007       $ 16,500,000     $ 17,366,250
Alliance Laundry System
   9 5/8%, due 5/1/2008*             9,750,000        9,823,125
BPC Holding
   12 1/2%, due 6/15/2006           12,000,000       13,200,000
Coyne International
   Enterprises
   11 1/4%, due 6/1/2008*           10,895,000       10,976,712
Day International Group
   9 1/2%, due 3/15/2008            12,500,000       12,562,500
Great Lakes Acquistion
   0% (13 1/8%+), due 5/15/2009*     4,925,000        2,708,750
Great Lakes Carbon
   10 1/4%, due 5/15/2008*          17,500,000       17,937,500
                                                    -----------
                                                     84,574,837
                                                    -----------
LEISURE  2.4%
Affinity Group Holding
   11%, due 4/1/2007                18,000,000       19,350,000
AMF Bowling Worldwide
   0% (12 1/4%+), due 3/15/2006     15,000,000       12,131,250
Premier Parks
   12%, due 8/15/2003                7,250,000        8,083,750
Premier Parks
   9 1/4%, due 4/1/2006             12,500,000       12,968,750
Premier Parks
   0% (10%+), due 4/1/2008          15,000,000       10,031,250
                                                    -----------
                                                     62,565,000
                                                    -----------
METALS  1.3%
Renco Metals
   11 1/2%, due 7/1/2003            15,500,000       16,662,500
Royal Oak Mines
   11%, due 8/15/2006               20,750,000       17,533,750
                                                    -----------
                                                     34,196,250
                                                    -----------
PAGING  4.7%
Metrocall 93/4%, due 11/1/2007      23,000,000       23,460,000
Mobile Telecommunication
   Technologies
   13 1/2%, due 12/15/2002          20,000,000       23,100,000
Paging Network
   10%, due 10/15/2008              50,000,000       52,000,000
ProNet 11 7/8%, due 6/15/2005       20,250,000       22,173,750
                                                    -----------
                                                    120,733,750
                                                    -----------
PAPER AND PACKAGING  0.8%
Crown Paper
   11%, due 9/1/2005                17,500,000       19,031,250
Graham Packaging
   0% (10 3/4%+), due 1/15/2009*     3,945,000        2,485,350
                                                    -----------
                                                     21,516,600
                                                    -----------
PRINTING AND
PUBLISHING  4.7%
Advanstar Communications
   9 1/4%, due 5/1/2008*            17,500,000       17,696,875
American Lawyer Media
   9 3/4%, due 12/15/2007           15,000,000       15,600,000
American Lawyer Media
   Holdings 0% (121/4%+),
   due 12/15/2008                    4,750,000        3,045,938
Liberty Group Publishing
   9 3/8%, due 2/1/2008             12,500,000       12,687,500
Liberty Group Publishing
   0% (11 5/8%+), due 2/1/2009      15,000,000        9,075,000
NBC Acquisition
   0% (10 3/4%+), due 2/15/2009     30,000,000       17,400,000
Perry-Judd
   10 5/8%, due 12/15/2007           8,875,000        9,363,125
Regional Independent
   Media Group
   10 1/2%, due 7/1/2008*           11,050,000       11,271,000
TransWestern Holdings
   0% (11 7/8%+), due 11/15/2008    20,000,000       13,200,000
Von Hoffman Press
   10 3/8%, due 5/15/2007*          10,000,000       10,550,000
Von Hoffman Press
   10 7/8%, due 5/15/2007*             750,000          788,438
                                                    -----------
                                                    120,677,876
                                                    -----------
RECORD STORAGE  0.3%
Pierce Leahy
   11 1/8%, due 7/15/2006            7,500,000        8,418,750
                                                    -----------
RETAILING  2.8%
Central Tractor
   10 5/8%, due 4/1/2007            15,250,000       16,241,250
Cole National Group
   9 7/8%, due 12/31/2006           12,500,000       13,562,500
Frank's Nursery & Crafts
   10 1/4%, due 3/1/2008*           10,000,000       10,150,000
Musicland Group
   9 7/8%, due 3/15/2008            15,000,000       14,812,500
SpinCycle
   0% (12 3/4%+), due 5/1/2005*      3,090,000        2,209,350
----------
See footnotes on page 12.

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998

                                   PRINCIPAL
                                    AMOUNT
                                  OR WARRANTS         VALUE
                                 -------------   ---------------
RETAILING (continued)
TM Group Holdings
   11%, due 5/15/2008*            $ 15,000,000   $   15,431,250
                                                 --------------
                                                     72,406,850
                                                 --------------
SUPERMARKETS  2.0%
Jitney-Jungle Stores
   of America
   12%, due 3/1/2006                18,325,000       20,753,062
Jitney-Jungle Stores
   of America
   10 3/8%, due 9/15/2007           15,000,000       16,087,500
Pathmark Stores
   11 5/8%, due 6/15/2002           15,000,000       15,187,500
                                                 --------------
                                                     52,028,062
                                                 --------------
TECHNOLOGY  3.5%
Advanced Micro Devices
   11%, due 8/1/2003                25,000,000       26,437,500
Hadco 9 1/2%, due 6/15/2008*        10,000,000       10,000,000
MCMS 9 3/4%, due 3/1/2008           15,000,000       13,950,000
Therma-Wave
   10 5/8%, due 5/15/2004           15,000,000       13,575,000
Viasystems
   9 3/4%, due 6/1/2007             25,500,000       25,308,750
                                                 --------------
                                                     89,271,250
                                                 --------------
TELECOMMUNICATIONS  13.9%
BTI Telcom
   10 1/2%, due 9/15/2007           20,000,000       20,100,000
Crown Castle International
   0% (10 5/8%+), due 11/15/2007    17,500,000       12,031,250
Exodus Communications
   11 1/4%, due 7/1/2008*            4,720,000        4,755,400
Facilicom International
   10 1/2%, due 1/15/2008           25,000,000       24,750,000
GCI 9 3/4%, due 8/1/2007            11,500,000       12,132,500
GlobalStar
   11 1/4%, due 6/15/2004           20,000,000       19,500,000
ICG Holdings
   0% (11 5/8%+), due 3/15/2007     12,500,000        8,812,500
Intermedia Communications
   (Warrants expiring
   6/1/2000)*0                          4,000 wts.      620,000
ITC DeltaCom
   11%, due 6/1/2007               $ 7,500,000        8,493,750
IXC Communications
   9%, due 4/15/2008                 7,290,000        7,344,675
Level 3 Communications
   9 1/8%, due 5/1/2008             15,000,000       14,681,250
MJD Communications
   9 1/2%, due 5/1/2008*             5,805,000        5,950,125
Nextel Communications
   0% (10.65%+),
   due 9/15/2007                    23,500,000       15,921,250
NEXTLINK Communications
   12 1/2%, due 4/15/2006           30,000,000       34,200,000
Pinnacle Holdings
   0% (10%+), due 3/15/2008         47,500,000       31,350,000
Powertel 11 1/8%, due 6/1/2007      21,250,000       22,471,875
PSINet 10%, due 2/15/2005           21,250,000       21,781,250
RCN 10%, due 10/15/2007             15,000,000       15,487,500
Sprint Spectrum
   11%, due 8/15/2006               15,000,000       17,362,500
Talton Holdings
   11%, due 6/30/2007               15,000,000       16,200,000
Verio 10 3/8%, due 4/1/2005*        15,000,000       15,487,500
Verio (units)
   13 1/2%, due 6/15/2004*              11,250       15,975,000
Verio 13 1/2%, due 6/15/2004*      $ 4,500,000        5,175,000
Viatel (units)
   11 1/4%, due 4/15/2008                5,835        6,126,750
                                                 --------------
                                                    356,710,075
                                                 --------------
TEXTILE  0.4%
Tropical Sportswear Int'l
   11%, due 6/15/2008*             $10,250,000       10,378,125
                                                 --------------
THEATERS  1.2%
Clearview Cinema Group
   10 7/8%, due 6/1/2008*           10,000,000       10,225,000
Hollywood Theaters
   10 5/8%, due 8/1/2007            20,000,000       20,800,000
                                                 --------------
                                                     31,025,000
                                                 --------------
TRANSPORTATION  0.7%
Atlas Air 10 3/4%, due 8/1/2005     17,500,000       18,637,500
                                                 --------------
UTILITIES  0.5%
Midland Cogeneration
   Venture 11 3/4%, due 7/23/2005   10,000,000       12,027,670
                                                 --------------
TOTAL CORPORATE BONDS
Cost ($2,218,205,828)                            2,280,997,182
                                                 --------------

----------
See footnotes on page 12.

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998

                                     SHARES          VALUE
                                  ------------   --------------
PREFERRED STOCKS  6.6%
BROADCASTING  1.2%
Capstar Broadcasting
   Partnership 12%                      78,880      $ 9,327,560
Cumulus Media 13 3/4%                    3,515        3,611,663
SFX Broadcasting 12 5/8%                53,156        6,019,917
Sinclair Capital 11 5/8%               100,000       11,109,000
                                                 --------------
                                                     30,068,140
                                                 --------------
CABLE SYSTEMS AND
SATELLITE VIDEO  0.6%
Pegasus
   Communications
    12 3/4% (Series A)                  10,223       11,526,433
Pegasus
   Communications
   (units) 12 3/4%                       3,500        4,068,750
                                                 --------------
                                                     15,595,183
                                                 --------------
CELLULAR  0.6%
Rural Cellular 11 3/8%*                 14,425       14,497,125
                                                 --------------
FOOD  0.9%
Nebco Evans Holding 11 1/4%            220,706       22,567,199
                                                 --------------
HEALTH CARE/MEDICAL
PRODUCTS  0.4%
River Holding 11 1/2%*                 102,750       10,454,812
                                                 --------------
INDUSTRIAL/
MANUFACTURING  0.3%
Day International Group 12 1/4%          7,750        7,885,625
                                                 --------------
PRINTING AND
PUBLISHING  0.7%
Liberty Group Publishing 14 3/4%*      726,277       19,064,784
                                                 --------------
TECHNOLOGY  0.4%
MCMS 12 1/2%                           100,000        9,525,000
                                                 --------------
TELECOMMUNICATIONS  1.5%
IXC Communications 12 1/2%
   (Series B)                            9,938       11,503,417
Nextel Communications 11 1/8%           20,508       21,174,510
NEXTLINK Communications 14%            125,682        7,383,817
                                                 --------------
                                                     40,061,744
                                                 --------------
TOTAL PREFERRED STOCKS
(Cost $163,358,210)                                 169,719,612
                                                 --------------
CONVERTIBLE PREFERRED
STOCKS  0.6%
BROADCASTING  0.4%
Chancellor Media $3*                   100,000       10,275,000
                                                 --------------
TELECOMMUNICATIONS  0.2%
IXC Communications 6 3/4%*              90,655        4,362,772
                                                 --------------
TOTAL CONVERTIBLE
  PREFERRED STOCKS
(Cost $9,604,527)                                    14,637,772
                                                 --------------
SHORT-TERM HOLDINGS  2.4%
(Cost $61,670,000)                                   61,670,000
                                                 --------------
TOTAL INVESTMENTS  98.4%
(Cost $2,452,838,565)                             2,527,024,566

OTHER ASSETS
   LESS LIABILITIES  1.6%                            40,862,771
                                                 --------------
NET ASSETS  100.0%                               $2,567,887,337
                                                 ==============

----------
* Rule 144A security.
? Non-income producing security.
+ Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998



ASSETS:
Investments, at value:
  Long-term holdings (cost $2,391,168,565) ..................   $2,465,354,566
  Short-term holdings (cost $61,670,000) ....................        61,670,000            $2,527,024,566
                                                                --------------
Cash ..........................................................................                 3,909,703
Receivable for interest and dividends .........................................                52,318,724
Receivable for Shares of Beneficial Interest sold .............................                20,962,199
Receivable for securities sold ................................................                17,944,301
Expenses prepaid to shareholder service agent .................................                   348,208
Other .........................................................................                   313,551
                                                                                           --------------
TOTAL ASSETS ..................................................................             2,622,821,252
                                                                                           --------------
LIABILITIES:
Payable for securities purchased ..............................................                31,639,762
Payable for Shares of Beneficial Interest repurchased .........................                11,981,402
Dividend payable ..............................................................                 7,710,972
Accrued expenses, taxes, and other ............................................                 3,601,779
                                                                                           --------------
TOTAL LIABILITIES .............................................................                54,933,915

                                                                                           --------------
NET ASSETS ....................................................................            $2,567,887,337
                                                                                           ==============
COMPOSITION OF NET ASSETS:

Shares of Beneficial Interest, at par (unlimited shares authorized;
  $0.001 par value; 337,226,362 shares outstanding):
  Class A .....................................................................            $      128,589
  Class B .....................................................................                   114,664
  Class D .....................................................................                    93,973
Additional paid-in capital ....................................................             2,479,582,999
Undistributed net investment income ...........................................                 3,043,025
Undistributed net realized gain ...............................................                10,738,086
Net unrealized appreciation of investments ....................................                74,186,001
                                                                                           --------------
NET ASSETS ....................................................................            $2,567,887,337
                                                                                           ==============
NET ASSET VALUE PER SHARE:
CLASS A ($979,091,303 / 128,588,942 shares) ...................................                     $7.61
                                                                                                    =====
CLASS B ($873,057,162 / 114,664,236 shares) ...................................                     $7.61
                                                                                                    =====
CLASS D ($715,738,872 / 93,973,184 shares) ....................................                     $7.62
                                                                                                    =====


See Notes to Financial Statements.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998



INVESTMENT INCOME:
Interest .....................................................   $106,519,604
Dividends ....................................................      5,595,099
                                                                 ------------
TOTAL INVESTMENT INCOME .....................................................               $112,114,703

EXPENSES:
Distribution and service fees ................................      7,872,497
Management fee ...............................................      6,637,196
Shareholder account services .................................      1,951,656
Registration .................................................        129,209
Shareholder reports and communications .......................        106,146
Custody and related services .................................         96,534
Auditing and legal fees ......................................         37,571
Trustees' fees and expenses ..................................         19,231
Miscellaneous ................................................        167,933
                                                                 ------------
TOTAL EXPENSES ...............................................................                17,017,973
                                                                                           -------------
NET INVESTMENT INCOME ........................................................                95,096,730

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments .............................     12,398,112
Net change in unrealized appreciation of investments .........      4,359,005
                                                                 ------------
NET GAIN ON INVESTMENTS ......................................................                16,757,117
                                                                                            ------------
INCREASE IN NET ASSETS FROM OPERATIONS .......................................              $111,853,847
                                                                                            ============

----------------------
See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                                          JUNE 30, 1998   DECEMBER 31, 1997
                                                                                        ----------------  -----------------
OPERATIONS:
Net investment income ............................................................      $   95,096,730     $  118,769,147
Net realized gain on investments .................................................          12,398,112          8,663,643
Net change in unrealized appreciation of investments .............................           4,359,005         47,951,783
                                                                                        --------------     --------------
INCREASE IN NET ASSETS FROM OPERATIONS ...........................................         111,853,847        175,384,573
                                                                                        --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A .......................................................................         (38,987,768)       (52,770,232)
   Class B .......................................................................         (29,819,383)       (29,874,994)
   Class D .......................................................................         (25,599,987)       (33,770,488)
Net realized gain on investments:
   Class A .......................................................................          (2,685,568)                --
   Class B .......................................................................          (2,340,978)                --
   Class D .......................................................................          (1,929,912)                --
                                                                                        --------------     --------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS ........................................        (101,363,596)      (116,415,714)
                                                                                        ---------------    --------------


                                                              SHARES
                                              ------------------------------------
                                               SIX MONTHS ENDED       YEAR ENDED
                                                 JUNE 30, 1998     DECEMBER 31, 1997
                                               ---------------    -----------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A ...................................    42,199,767          50,672,448           323,853,864        373,051,522
   Class B ...................................    38,516,606          57,673,666           295,558,732        424,606,561
   Class D ...................................    25,884,298          37,881,266           198,711,156        278,799,066
Investment of dividends:
   Class A ...................................     2,796,748           3,776,320            21,457,545         27,853,774
   Class B ...................................     1,774,875           1,826,561            13,617,078         13,519,667
   Class D ...................................     2,028,857           2,805,300            15,572,391         20,704,607
Exchanged from associated Funds:
   Class A ...................................    27,767,700          17,851,841           213,155,356        131,875,215
   Class B ...................................     2,082,102           3,688,065            15,965,575         27,115,290
   Class D ...................................     3,367,205           6,529,814            25,828,873         47,980,993
Shares issued in payment of gain
   distributions:
   Class A ...................................       258,268                  --             1,968,002                 --
   Class B ...................................       201,665                  --             1,536,690                 --
   Class D ...................................       194,132                  --             1,479,289                 --
                                                 -----------      --------------        --------------     --------------
Total ........................................   147,072,223         182,705,281         1,128,704,551      1,345,506,695
                                                 -----------      --------------        --------------     --------------
Cost of shares repurchased:
   Class A ...................................   (12,856,502)        (13,770,227)          (98,604,879)      (101,399,738)
   Class B ...................................    (3,304,221)         (2,704,575)          (25,362,563)       (20,021,448)
   Class D ...................................    (5,833,991)         (7,327,368)          (44,800,358)       (53,826,777)
Exchanged into associated Funds:
   Class A ...................................   (30,991,783)        (15,408,040)         (237,775,934)      (114,001,958)
   Class B ...................................    (1,584,800)         (3,899,595)          (12,167,923)       (28,866,957)
   Class D ...................................    (2,514,517)         (5,638,449)          (19,289,374)       (41,466,552)
                                                 -----------      --------------        --------------     --------------
Total ........................................   (57,085,814)        (48,748,254)         (438,001,031)      (359,583,430)
                                                 -----------      --------------        --------------     --------------
INCREASE IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST ..................................    89,986,409         133,957,027           690,703,520        985,923,265
                                                 ===========      ==============        ==============     ==============
INCREASE IN NET ASSETS .........................................................           701,193,771      1,044,892,124

NET ASSETS:
Beginning of period ............................................................         1,866,693,566        821,801,442
                                                                                        --------------     --------------
END OF PERIOD (including undistributed net investment income of
   $3,043,025 and $2,353,433, respectively) ....................................        $2,567,887,337     $1,866,693,566
                                                                                        ==============     ==============


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman High-Yield Bond Series (the "Fund"), a series of Seligman High Income Fund Series, offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75%, a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION -- Investments in bonds, stocks and convertible securities are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b. FEDERAL TAXES -- There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund accretes original issue discounts and market discounts on purchases of portfolio securities.

d. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 1998, distribution and service fees were the only class-specific expenses.

e. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on ex-dividend dates. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 1998, amounted to $1,283,778,291 and $603,577,713, respectively.

   At June 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost

NOTES TO FINANCIAL STATEMENTS

for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $90,271,766 and $16,085,765, respectively.

4. SHORT-TERM INVESTMENTS -- At June 30, 1998, the Fund owned short-term investments which matured in less than seven days.

5. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.65% per annum of the first $1 billion of the Fund's average daily net assets, 0.55% per annum of the Fund's average daily net assets in excess of $1 billion. The management fee reflected in the Statement of Operations represents 0.59% per annum of the Fund's average daily net assets.

   Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the Fund's shares, and an affiliate of the Manager, received concessions of $601,622 from sales of Class A shares after commissions of $4,630,914 were paid to dealers.

   The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 1998, fees incurred under the Plan aggregated $1,086,524, or 0.25% per annum of the average daily net assets of Class A shares.

   Under the Plan, with respect to Class B and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and, for Class D shares only, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

   With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee to a third party (the "Purchaser"), which provides funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

   For the six months ended June 30, 1998, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class D shares, amounted to $3,131,101 and $3,654,872, respectively.

   The Distributor is entitled to retain any CDSL imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the six months ended June 30, 1998, such charges amounted to $190,788.

   The Distributor has sold its rights to collect any CDSL imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSL and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class Bshares sold. The aggregate amount of such payments retained by the Distributor for the six months ended June 30, 1998, amounted to $295,340.

   Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of beneficial interest of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 1998, Seligman Services, Inc. received commissions of $59,121 from the sale of Fund shares. Seligman Services, Inc. also received distribution and service fees of $26,620, pursuant to the Plan.

   Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $1,951,656 for shareholder account services.

NOTES TO FINANCIAL STATEMENTS

   Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

   The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balance thereof at June 30, 1998, of $33,657 is included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

6. COMMITTED LINE OF CREDIT -- Effective July 1, 1998, the Fund terminated its $110 million committed line of credit and entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. The Fund's borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% on an overnight basis. The Fund incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Fund has not borrowed from the credit facility.

FINANCIAL HIGHLIGHTS

   The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, using average shares outstanding.

   "Total return based on net asset value" measures each Class's performance assuming that investors purchased Fund shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of Beneficial Interest of the Fund. Total returns for periods of less than one year are not annualized.


                                                                                           CLASS A
                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS                      YEAR ENDED DECEMBER 31,
                                                       ENDED        ----------------------------------------------------------
                                                      6/30/98          1997        1996         1995         1994         1993
                                                     ---------       ------       -----        -----        -----       ------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                     $7.55        $7.25        $6.96        $6.35        $6.94       $6.42
                                                        ------       ------       ------       ------       ------      ------
Net investment income                                     0.34         0.70         0.69         0.65         0.65        0.66
Net realized and unrealized investment
  gain (loss)                                             0.08         0.28         0.29         0.61        (0.59)       0.52
                                                        ------       ------       ------       ------       ------      ------
INCREASE FROM INVESTMENT OPERATIONS                       0.42         0.98         0.98         1.26         0.06        1.18
Dividends paid or declared                               (0.34)       (0.68)       (0.69)       (0.65)       (0.65)      (0.66)
Distributions from net realized gain                     (0.02)          --           --           --           --          --
                                                        ------       ------       ------       ------       ------      ------
NET INCREASE (DECREASE) IN NET ASSET VALUE                0.06         0.30         0.29         0.61        (0.59)       0.52
                                                        ------       ------       ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                           $7.61        $7.55        $7.25        $6.96        $6.35       $6.94
                                                        ======       ======       ======       ======       ======      ======
TOTAL RETURN BASED ON NET ASSET VALUE:                    5.65%       14.26%       14.82%       20.72%         .78%      19.19%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets                            1.07%        1.14%        1.16%        1.09%        1.13%       1.20%
Net investment income to average net assets               8.97%+       9.42%        9.80%        9.73%        9.73%       9.68%
Portfolio turnover                                       28.07%       61.78%      119.33%      173.39%      184.75%     193.91%
NET ASSETS, END OF PERIOD (000s omitted)               $979,091     $750,461     $408,303     $182,129      $59,033     $61,333



-------------------------
See footnotes on page 20.


FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                                     ------------------------------------
                                                      SIX MONTHS     YEAR        4/22/96*
                                                         ENDED       ENDED         TO
                                                        6/30/98     12/31/97     12/31/96
                                                     -------------  ---------    --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                     $7.55        $7.26        $7.06
                                                        ------       ------       ------
Net investment income                                     0.31         0.64         0.45
Net realized and unrealized investment gain               0.08         0.28         0.20
                                                        ------       ------       ------
INCREASE FROM INVESTMENT OPERATIONS                       0.39         0.92         0.65
Dividends paid or declared                               (0.31)       (0.63)       (0.45)
Distribution from net realized gain                      (0.02)          --          --
                                                        ------       ------       ------
NET INCREASE IN NET ASSET VALUE                           0.06         0.29         0.20
                                                        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                           $7.61        $7.55        $7.26
                                                        ======       ======       ======
TOTAL RETURN BASED ON NET ASSET VALUE:                    5.27%       13.24%        9.11%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets                            1.82%        1.90%        1.90%
Net investment income to average net assets               8.22%+       8.66%        9.11%+
Portfolio turnover                                       28.07%       61.78%      119.33%++
NET ASSETS, END OF PERIOD (000s omitted)               $873,057     $581,235     $147,970



                                                                                       CLASS D
                                                --------------------------------------------------------------------------------
                                                       SIX MONTHS               YEAR ENDED DECEMBER 31                *9/21/93*
                                                          ENDED      ----------------------------------------------       TO
                                                         6/30/98      1997         1996         1995         1994      12/31/93
                                                      ------------   -------      -------      -------      -------    --------
PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Period                     $7.55        $7.26        $6.96        $6.35        $6.94       $6.74
                                                       -------      -------      -------      -------      -------     -------
Net investment income                                     0.31         0.64         0.64         0.60         0.57        0.12
Net realized and unrealized investment
  gain (loss)                                             0.09         0.28         0.30         0.61        (0.59)       0.20
                                                       -------      -------      -------      -------      -------     -------
Increase (Decrease) from Investment Operations 0.40       0.92         0.94         1.21        (0.02)        0.32
Dividends paid or declared                               (0.31)       (0.63)       (0.64)       (0.60)       (0.57)       (0.12)
Distribution from net realized gain                      (0.02)         .--          .--          .--          .--         .--
                                                       -------      -------      -------      -------      -------     -------
Net Increase (Decrease) in Net Asset Value                0.07         0.29         0.30         0.61        (0.59)       0.20
                                                       -------      -------      -------      -------      -------     -------
Net Asset Value, End of Period                           $7.62        $7.55        $7.26        $6.96        $6.35       $6.94
                                                       =======      =======      =======      =======      =======     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                    5.41%       13.24%       14.10%       19.67%       (0.30)%      4.53%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets                            1.82%        1.90%        1.92%        1.91%        2.19%       2.04%
Net investment income to average net assets               8.22%+       8.66%        9.02%        8.86%        8.68%       7.93%+
Portfolio turnover                                       28.07%       61.78%      119.33%      173.39%      184.75%     193.91%+++
NET ASSETS, END OF PERIOD (000s omitted)               $715,739     $534,998     $265,528      $90,153       $9,249      $2,375


-----------------------------------------
  * Commencement of offering of shares.
    Annualized.
 ++ For the year ended December 31, 1996.
+++ For the year ended December 31, 1993.
See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

The Trustees and Shareholders,
Seligman High-Yield Bond Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman High-Yield Bond Series as of June 30, 1998, the related statements of operations for the six months then ended and of changes in net assets for the six months then ended and for the year ended December 31, 1997, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman High-Yield Bond Series as of June 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP
New York, New York
July 31, 1998

TRUSTEES


JOHN R. GALVIN 2, 4
DEAN, Fletcher School of Law and Diplomacy
   at Tufts University
DIRECTOR, Raytheon Company

ALICE S. ILCHMAN 3, 4
TRUSTEE, Committee for Economic Development
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW 2, 4
RETIRED CHAIRMAN AND SENIOR PARTNER,
  Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Industries, Inc.
TRUSTEE, The New York and Presbyterian Hospital

BETSY S. MICHEL 2, 4
TRUSTEE, The Geraldine R. Dodge Foundation
CHAIRMAN OF THE BOARD OF TRUSTEES, St. George's School

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm

JAMES Q. RIORDAN 3, 4
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
MANAGING DIRECTOR, DIRECTOR OF INVESTMENTS,
   J. & W. Seligman & Co. Incorporated
TRUSTEE EMERITUS, Colby College

ROBERT L. SHAFER 3, 4
RETIRED VICE PRESIDENT, Pfizer Inc.

JAMES N. WHITSON 2, 4
DIRECTOR AND CONSULTANT, Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, CommScope, Inc.

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Seligman Data Corp.

TRUSTEE EMERITUS
Fred E. Brown
DIRECTOR AND CONSULTANT, J. & W. Seligman & Co. Incorporated

----------------
Member: 1 Executive Committee
2 Audit Committee
3 Trustee Nominating Committee
4 Board Operations Committee

EXECUTIVE OFFICERS

WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

DANIEL J. CHARLESTON
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY


FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY  10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche llp

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY  10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY  10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450      Shareholder Services
(800) 445-1777      Retirement Plan Services
(212) 682-7600      Outside the United States
(800) 622-4597      24-Hour Automated Telephone Access Service

GLOSSARY OF FINANCIAL TERMS

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be taxed at different rates, primarily depending upon the length of time the securities were owned by the fund.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES LOAD (CDSL) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSL expires after a fixed time period).

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- A document that contains updated or more detailed information about a mutual fund and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.


--------------------
Adapted from the Investment Company Institute's 1997 MUTUAL FUND FACT BOOK.

 THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO
   HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF CAPITAL STOCK OF
     SELIGMAN COMMON STOCK FUND, INC., WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS
                  CAREFULLY BEFORE INVESTING OR SENDING MONEY.



                       SELIGMAN FINANCIAL SERVICES, INC.
                                an affiliate of

                                     [LOGO]

                              J.& W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 PARK AVENUE, NEW YORK, NY 10017


EQCS3  6/98                                     [LOGO] Printed on Recycled Paper